SUMMARY
PROSPECTUS

August 31, 2020

Applied Finance Core Fund

Investor Class Ticker: AFALX
Institutional Class Ticker: AFAZX

8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request. You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all funds held with the Fund complex/your financial intermediary.

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at funds.appliedfinanceadvisors.com. You may also obtain this information at no cost by calling 1-800-673-0550. The Fund’s Prospectus and Statement of Additional Information, both dated August 31, 2020, are incorporated by reference into this Summary Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY Prospectus | AUGUST 31, 2020

APPLIED FINANCE CORE FUND

Investment Objective

The investment objective of the Applied Finance Core Fund (the “Core Fund”) is long-term capital appreciation.

Fees and Expenses of the Core Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Fund.

Shareholder Fees

(fees paid directly from your investment)

	Investor Class	Institutional Class
Redemption Fee as a % of the amount redeemed (if applicable, for shares redeemed within 60 days of purchase)	2.00%	2.00%
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	None	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%		0.90%
Distribution (12b-1) and Service Fees	0.25%		None
Other Expenses:
Shareholder Services Plan	0.15%		0.05%
Other Expenses(1)	0.48%		0.48%
Total Other Expenses	0.63%		0.53%
Total Annual Fund Operating Expenses	1.78%		1.43%
Less Fee Waivers and/or Expense Reimbursements(2)	(0.58%	)	(0.48%	)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(2)	1.20%		0.95%

(1)Other Expenses have been restated to exclude interest expense not expected to occur during the current fiscal year.

(2)Applied Finance Advisors, LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Core Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the Investment Company Act of 1940, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95% of the average daily net assets of the Core Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Core Fund within three years following the date such waiver and/or reimbursement was made, provided that the Core Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to August 31, 2021, unless mutually agreed to in writing by the parties.

SUMMARY Prospectus | AUGUST 31, 2020

APPLIED FINANCE CORE FUND

Example:

The following example is intended to help you compare the cost of investing in the Core Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Core Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Core Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	1 Year	3 Years	5 Years	10 Years
Investor Class	$122	$504	$910	$2,047
Institutional Class	$ 97	$405	$736	$1,672

For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.

Portfolio Turnover

The Core Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Core Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Core Fund’s performance. During the most recent fiscal year ended April 30, 2020, the Core Fund’s portfolio turnover rate was 29.91% of the average value of its portfolio.

Principal Investment Strategies

The Core Fund invests primarily in equity securities of large cap companies, which the Core Fund defines as companies with market capitalizations of $3 billion or more, measured at the time of purchase. In choosing investments, the Adviser typically selects large cap equity securities that it believes offer superior return potential and may consider, among other factors, a company’s valuation, projected future earnings, dividends, growth potential, recent performance, and business strategy.

The Core Fund seeks to diversify its investments across a broad spectrum of economic sectors to reduce portfolio volatility and investment risk without sacrificing potential returns. In selecting securities within a particular economic sector, the Adviser’s goal is to identify companies that it believes have the potential for superior performance within each sector. Although the Core Fund invests across a broad spectrum of sectors, it may at times focus its investments in certain sectors.

The Core Fund may also invest in small and mid-cap companies, convertible securities, preferred stocks, rights and warrants, and other investment companies, including exchange-traded funds (“ETFs”).

SUMMARY Prospectus | AUGUST 31, 2020

APPLIED FINANCE CORE FUND

The Adviser will typically sell a company from the Core Fund’s portfolio when the company’s stock price exceeds the Adviser’s estimate of the company’s fundamental value and/or there are other companies that the Adviser believes offer greater investment potential.

Principal Risks

The principal risk of investing in the Core Fund is that the value of its investments is subject to market, economic and business risk that may cause the Core Fund’s net asset value (“NAV”) to fluctuate over time. Therefore, the value of your investment in the Core Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Core Fund’s investment objective. An investment in the Core Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Core Fund is also subject to the following additional principal risks:

Equity Securities Risk. Since it purchases equity securities, the Core Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Core Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Core Fund.

Market Risk. The value of securities in the Core Fund’s overall portfolio will fluctuate and, as a result, the Core Fund’s share price may decline suddenly or over a sustained period.

Management Risk. The strategies used by the Adviser may fail to produce the intended result.

Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Small and Mid-Cap Risk. Investing in the securities of small and mid-cap companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of smaller companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are generally more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

SUMMARY Prospectus | AUGUST 31, 2020

APPLIED FINANCE CORE FUND

Risks of Investment Selection and Asset Allocation. The Core Fund’s investment success depends on the skill of the Adviser in evaluating, selecting, and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Core Fund may not perform as anticipated.

Risk of Other Equity Securities. Other equity securities in which the Core Fund may invest include convertible securities, preferred securities, rights and warrants.

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Investment Company Securities Risk. When the Core Fund invests in other investment companies, including ETFs, it indirectly bears its proportionate share of fees and expenses paid by the underlying fund, which results in higher Core Fund expenses. The Core Fund may be affected by losses of underlying funds and the level of risk arising from their investment practices.

ETF Risk. ETFs generally are investment companies whose shares represent an interest in a portfolio of securities. Some ETFs are designed to track various market indexes. Because the Core Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV, an active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Core Fund’s ability to sell its shares.

SUMMARY Prospectus | AUGUST 31, 2020

APPLIED FINANCE CORE FUND

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Core Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

Performance Information

The Core Fund was reorganized on May 8, 2015 from a series of Unified Series Trust, an Ohio business trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). While the Core Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Core Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The bar chart below shows changes in the Predecessor Fund’s and the Core Fund’s annual returns for the Investor Class shares (previously the Retail Class shares) (the Class with the longest period of annual returns) from year to year. The performance of Institutional Class shares will differ due to differences in expenses.

The table below shows how the Predecessor Fund’s and the Core Fund’s average annual returns for the periods indicated compare over time to those of a broad-based securities market index. The table also presents the impact of taxes on the Core Fund’s Investor Class shares. Performance for the Investor Class for periods prior to September 15, 2017 reflects the performance of the Retail shares of the Predecessor Fund and Core Fund. On September 15, 2017, the Retail shares of the Core Fund were reorganized into the Investor Class shares of the Core Fund.

This information provides some indication of the risks of investing in the Core Fund. Past performance of the Core Fund is not necessarily an indication of how it will perform in the future. Updated performance information is available by calling toll-free 800-673-0550.

SUMMARY Prospectus | AUGUST 31, 2020

APPLIED FINANCE CORE FUND

Investor Class Year-by-Year Annual Returns as of December 31st

During the period shown, the highest quarterly return was 15.19% (quarter ended March 31, 2012) and the lowest quarterly return was -16.17% (quarter ended September 30, 2011).

Year to date return as of June 30, 2020 was -14.08%.

Average Annual Returns for the Periods Ended December 31, 2019

Return Before Taxes	1 Year	5 Years	10 Years	Since Inception(1)
Investor Class shares	28.15%	9.33%	11.89%	7.81%
Institutional Class shares	28.49%	9.60%	12.16%	12.80%
Return After Taxes – Investor Class Shares
Return After-Taxes on Distributions	26.40%	7.07%	10.11%	6.53%
Return After-Taxes on Distributions and Sale of Fund Shares	17.40%	6.82%	9.34%	6.07%
Morningstar® US Large-Mid Value IndexSM (TR) (reflects no deduction for fees, expenses or taxes)	25.53%	9.41%	11.64%	7.09%

(1)Investor Class shares commenced operations on June 2, 2006 and Institutional Class shares commenced operations on September 1, 2009.

SUMMARY Prospectus | AUGUST 31, 2020

APPLIED FINANCE CORE FUND

After-tax returns are shown for the Investor Class shares only. After-tax returns for the Institutional Class shares will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Core Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”), in which case you will generally be taxed upon withdrawal of monies from the tax-deferred arrangement. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the indices would be lower).

Investment Adviser

Applied Finance Advisors, LLC serves as the investment adviser to the Core Fund.

Portfolio Managers

Mr. Paul Blinn, Managing Member of the Adviser, and Mr. Rafael Resendes, Managing Member of the Adviser, have served as the Portfolio Managers to the Core Fund since June 2006.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Core Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Core Fund either through a financial adviser or directly from the Core Fund. The minimum initial purchase or exchange into the Investor shares of the Core Fund is $1,000. Subsequent investments must be in amounts of $100 or more for Investor Class shares. The minimum initial purchase or exchange into the Institutional shares of the Core Fund is $10,000. Subsequent investments in Institutional shares must be in amounts of $100 or more. The Core Fund may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The Core Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Core Fund through a broker-dealer or other financial intermediary (such as a bank), the Core Fund and its distributor may pay the intermediary for the sale of Core Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Core Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.